Share Based Awards (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of stock option activity

	Non-Qualified Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding - December 31, 2023	–	$–	–	–
Granted	330,000	1.24	9.59	$99,200
Forfeited/canceled	–	–	–	–
Exercised	–	–	–	–
Outstanding – September 30, 2024	330,000	$1.24	9.59	$99,200

Schedule of stock options assumptions

Exercise Price	$1.20 – 1.79
Stock Price on date of grant	$1.20 – 1.79
Risk-free interest rate	4.080- 4.71%
Dividend yield	–
Expected term (years)	6.11
Volatility	129.45 – 143.46%

Schedule of restricted stock activity

	Restricted	Awards	Awards
	Stock	Vested	Unvested
Outstanding - December 31, 2023	–	–	–
Granted	1,001,642	501,253	500,389
Forfeited/canceled	–	–	–
Outstanding – September 30, 2024	1,001,642	501,253	500,389

Schedule of warrant activity

Weighted
	Warrants	Average
	Outstanding	Exercise Price
Outstanding - December 31, 2023	–	$–

Granted	692,500	2.26
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – September 30, 2024	692,500	$2.26